Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 7. Commitments and Contingencies

The Company has commitments of approximately $500,000 as of June 30, 2015 for several licensing agreements with consultants and universities. Additionally, the Company has collaboration and license agreements, which upon clinical or commercialization success, may require the payment of milestones of up to $7.9 million and/or royalties up to 6% of net sales of covered products, if and when achieved. However, there can be no assurance that clinical or commercialization success will occur.

In December 2014, the Company entered into a lease agreement through May 31, 2018 for existing and expanded office space. The rent for the first 12 months is approximately $12,300 per month, or approximately $20.85 per square foot. This rent increases to approximately $12,375 per month, or approximately $20.95 per square foot, for the next 12 months and approximately $12,460 per month, or approximately $21.13 per square foot for the remainder of the lease.

On September 3, 2014, the Company entered into an asset purchase agreement with Hy Biopharma, Inc. (“Hy Biopharma”) pursuant to which the Company acquired certain intangible assets, properties and rights of Hy Biopharma related to the development of Hy BioPharma’s synthetic hypericin product. As consideration for the assets acquired, the Company paid $250,000 in cash and issued 1,849,113 shares of common stock with a fair value based on the Company’s stock price on the date of grant of $3,750,000. These amounts were charged to research and development expense during the third quarter of 2014 as the assets will be used in the Company’s research and development activities and do not have alternative future use pursuant to generally accepted accounting principles in the United States. Provided all future success-oriented milestones are attained, the Company will be required to make additional payments of up to $10.0 million, if and when achieved. Payments will be payable in restricted securities of the Company not to exceed 19.9% ownership of the Company’s outstanding stock.

On April 27, 2013, the Company entered into an exclusive channel collaboration agreement (the “Channel Agreement”) with Intrexon to use Intrexon’s advanced human antibody discovery, isolation and production technologies for the development of human monoclonal antibody therapies for a new biodefense application targeting melioidosis. The Channel Agreement grants an exclusive worldwide license to use specified patents and other intellectual property of Intrexon in connection with the research, development, use, importing, manufacture, sale and offer for sale of products for the treatment of melioidosis through the use of exogenously produced human recombinant monoclonal antibodies. The Channel Agreement, upon clinical or commercialization success, may require certain milestones payments up to $7 million, if and when achieved.

In February 2007, the Company’s Board of Directors authorized the issuance of 50,000 shares of the Company’s common stock to Dr. Schaber immediately prior to the completion of a transaction, or series or a combination of related transactions, negotiated by its Board of Directors whereby, directly or indirectly, a majority of its capital stock or a majority of its assets are transferred from the Company and/or its stockholders to a third party. Dr. Schaber’s amended employment agreement includes the Company’s obligation to issue such shares if such event occurs.

As a result of these agreements, the Company has future contractual obligations over the next five years as follows:

Year	Research and Development	Property and Other Leases	Total
July 1 through December 31, 2015	$100,000	$78,000	$178,000
2016	100,000	157,000	257,000
2017	100,000	152,000	252,000
2018	100,000	52,000	152,000
2019	100,000	-	100,000
Total	$500,000	$439,000	$939,000

F-14

Note 9. Commitments and Contingencies

The Company has commitments of approximately $375,000 at December 31, 2014 for several licensing agreements with consultants and universities. Additionally, the Company has collaboration and license agreements, which upon clinical or commercialization success, may require the payment of milestones of up to $7.9 million and/or royalties up to 6% of net sales of covered products, if and when achieved. However, there can be no assurance that clinical or commercialization success will occur.

In December 2014, the Company entered into a lease agreement through May 31, 2018 for existing and expanded office space. The rent for the first 12 months is approximately $12,300 per month, or approximately $20.85 per square foot. This rent increases to approximately $12,375 per month, or approximately $20.95 per square foot, for the next 12 months and approximately $12,460 per month, or approximately $21.13 per square foot for the remainder of the lease.

On September 3, 2014, the Company entered into an asset purchase agreement with Hy Biopharma, Inc. to which the Company acquired certain intangible assets, properties and rights of Hy Biopharma related to the development of Hy BioPharma’s synthetic hypericin product. As consideration for the assets acquired, the company paid $250,000 in cash and issued 1,849,113 shares of common stock with a fair value based on the Company’s stock price on the date of grant of $3,750,000. These amounts are charged to research and development expense as the assets will be used in the Company’s R&D activities and do not have alternative future use pursuant to Generally Accepted Accounting Principles in the United States. Provided all future success-oriented milestones are attained, the Company will be required to make additional payments of up to $10.0 million, if and when achieved. Payments will be payable in restricted securities of the Company.

On April 27, 2013, the Company entered into an exclusive channel collaboration agreement with Intrexon (the “Channel Agreement”) to use Intrexon’s advanced human antibody discovery, isolation and production technologies for the development of human monoclonal antibody therapies for a new biodefense application targeting melioidosis. The Channel Agreement grants an exclusive worldwide license to use specified patents and other intellectual property of Intrexon in connection with the research, development, use, importing, manufacture, sale and offer for sale of products for the treatment of melioidosis through the use of exogenously produced human recombinant monoclonal antibodies. The Channel Agreement, upon clinical or commercialization success, may require the payment of certain milestones up to $7 million, if and when achieved.

In February 2007, the Company’s Board of Directors authorized the issuance of 50,000 shares to Dr. Schaber immediately prior to the completion of a transaction, or series or a combination of related transactions negotiated by its Board of Directors whereby, directly or indirectly, a majority of its capital stock or a majority of its assets are transferred from the Company and/or its stockholders to a third party. The amended agreement with Dr. Schaber includes its obligation to issue such shares if such event occurs.

As a result of the above agreements, the Company has future contractual obligations over the next five years as follows:

Year	Research and Development	Property and Other Leases	Total
2015	$75,000	$130,000	$205,000
2016	75,000	157,000	232,000
2017	75,000	152,000	227,000
2018	75,000	51,000	126,000
2019	75,000	-	75,000
Total	$375,000	$490,000	$865,000